Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	000-55519
Entity Registrant Name	BIGtoken, Inc.
Entity Central Index Key	0001518720
Entity Tax Identification Number	45-1443512
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2629 Townsgate Road
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(714)
Local Phone Number	312-6844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false